Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies

(a)	Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.
Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9
Financial Instruments
(“IFRS 9”), is measured at fair value with the changes in fair value recognised in the consolidated statement of profit (loss) and other comprehensive income.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in the consolidated statement of profit (loss) and other comprehensive income.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

(b)	Investments in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.
The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries.
The Group’s investments in its associate are accounted for using the equity method.
Under the equity method, the investment in an associate is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The consolidated statement of profit (loss) and other comprehensive income reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI movements. In addition, when there has been a change recognised directly in the equity of the associate, the Group recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealised gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.
The aggregate of the Group’s share of profit or loss of an associate is shown on the face of the consolidated statement of profit (loss) and other comprehensive income outside operating profit and represents profit or loss after tax and non-controlling
interests in the subsidiaries of the associate.
The financial statements of the associate are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognise an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment in associate and its carrying value, and then recognises the loss within ‘Share of profit (loss) of associates’ in the consolidated statement of profit (loss) and other comprehensive income.
Upon loss of significant influence over the associate, the Group measures and recognises any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognised in the consolidated statement of profit (loss) and other comprehensive income.

(c)	Current versus non-current classification
The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current
classification. An asset is current when it is:

•	Expected to be realised or intended to be sold or consumed in the normal operating cycle;

•	Held primarily for the purpose of trading;

•	Expected to be realised within twelve months after the reporting period; or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as
non-current.
A liability is current when:

•	It is expected to be settled in the normal operating cycle;

•	It is held primarily for the purpose of trading;

•	It is due to be settled within twelve months after the reporting period; or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
The Group classifies all other liabilities as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities.

(d)	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities;

•	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

•	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognised in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

(e)	Revenue from contracts with customers
Revenue from contracts with customers is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.
Revenue from contracts with customers is inflows from sales of goods that constitute ongoing major operations of the Group and is reported as such in the consolidated statement of profit (loss) and other comprehensive income. Inflows from incidental and peripheral operations, net of related costs, are considered gains and are included in other operating income and other income in the consolidated statement of profit (loss) and other comprehensive income.
The following criteria are also applicable to other specific revenue transactions from contracts with customers:
Sales of goods and rendering services
Revenue from the sale of goods and rendering services
is recognised when (or as) the Group satisfies a performance obligation by transferring promised goods and services to a customer. An asset is transferred when (or as) the customer obtains control of the asset. The Group is engaged into contracts for sales of goods which include transportation and freight services. In these contracts the Group accounts for two separate performance obligations: the obligation to provide goods to the customer and the obligation to arrange the delivery (transportation, freight) of goods to the customer. Revenue is recognised at a point of time when control over the goods passes to the customer (at the loading port, place or after delivery to the first carrier). Revenue related to freight and transportation component is recognised over time as the service is rendered. Revenue from the sale of goods and rendering services is measured at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services, net of returns and allowances, trade discounts, associated sales taxes (VAT) and export duties.
Certain contracts are provisionally priced so that price is not settled until the final price based on the market price for the relevant period is determined. Revenue from these transactions is initially recognised based on related coal market indices. An adjustment to the final price on provisionally priced contracts is recorded in revenue.
Sales of power
In the Power segment (Note 26), revenue is recognised based on unit of power measure (kilowatts) delivered to customers, since the Group transfers control for a service or good over period and, therefore, satisfies a performance obligation over time. The billings are usually done on a monthly basis, several days after each month end.
Variable consideration
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer.
Some contracts with customers provide a right of return, trade discounts or volume rebates. IFRS 15
Revenue from Contracts with Customers
(“IFRS 15”) requires the estimated variable consideration to be constrained to prevent over-recognition of revenue.
Volume rebates
The Group applies the most likely amount method to estimate the variable consideration in the contract using the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognised as revenue. A refund liability is recognised for the expected future rebates (i.e., the amount not included in the transaction price).
Significant financing component
The Group decided to use the practical expedient provided in IFRS 15, which allows not to adjust the promised amount of consideration for the effects of a significant financing component in the contracts where the Group expects, at contract inception, that the period between the Group’s transfer of a promised good or service to a customer and the payment will be one year or less.
Warranty obligations
The Group provides warranties to its customers under the Russian Federation Law requirements. These warranties represent assurance type warranties and do not require providing any additional service to the Group’s customers. This type of warranties is accounted for under IAS 37
Provisions, Contingent Liabilities and Contingent Assets
(“IAS 37”).
Trade receivables
A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 3 (n).
Contract assets
Contract assets relate to revenue earned from performance that does not create an asset with an alternative use and there is an enforceable right to receive payment for performance completed to date of performance. As such, the balances of this account vary and depend on the number of orders in progress under these contracts at the end of the year.
Contract liabilities
Contract liabilities are presented by short-term advances received from customers and recognised as advances received in the consolidation statement of financial position. A contract liability is recognised if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
The disclosure of significant accounting judgements relating to revenue from contracts with customers is provided in Note 3 (v).

(f)	Taxes
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Uncertain tax positions
The Group’s policy is to comply fully with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Group’s subsidiaries will be subject to a review or audit by the relevant tax authorities. The Group and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions. Such uncertain tax positions are accounted for in accordance with IAS 12
Income Taxes
(“IAS 12”)
and IAS 37. The Group applies single most likely outcome method of uncertain tax positions estimation.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognised for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•
In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are re-assessed
at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognised outside profit or loss is recognised in correlation to the underlying transaction either in OCI or directly in equity.

The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred taxliabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

(g)	Foreign currencies
The Group’s consolidated financial statements are presented in Russian rubles to comply with the Law
208-FZ.
Russian ruble is also the parent company’s functional currency.
For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The functional currencies of the main Russian and European subsidiaries of the Group are the Russian ruble and euro, respectively. The U.S. dollar is the functional currency of other main international operations of the Group. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

(i)	Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency exchange rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rates as of the reporting date. Differences arising on settlement or translation of monetary items are recognised in profit or loss.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.
The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the presentation currency:

	Exchange rates* at		Average exchange rates* for the year ended
Currency	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2018
U.S. dollar	73.88	61.91	72.15	64.74	62.71
Euro	90.68	69.34	82.45	72.50	73.95

(*)	Exchange rates shown in Russian rubles for one currency unit.
The majority of the balances and operations not already denominated in the presentation currency were denominated in the U.S. dollar and euro. The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of the Russian Federation (“CBR”) and are generally considered to be a reasonable approximation of market rates.

(ii)	Group companies
On consolidation, the assets and liabilities of foreign operations are translated into the Russian rubles at the rate of exchange prevailing at the reporting date and their statements of profit (loss) and other comprehensive income are translated at the average exchange rate for the period. The exchange differences arising on translation for consolidation are recognised in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the exchange rate as of the reporting date.

(h)	Non-current assets held for sale and discontinued operations
The Group classifies
non-current
assets (or disposal group) as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Such non-current
assets (or disposal group) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.
The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.
A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;

•	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	Is a subsidiary acquired exclusively with a view to resale.
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of profit (loss) and other comprehensive income.
Additional disclosures are provided in Note 25. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

(i)	Mineral licenses
The Group’s mining segment production activities are located within Russia. The Group’s mineral reserves and deposits are situated on the land belonging to government and regional authorities. Mining minerals requires a subsoil license from the state authorities with respect to identified mineral deposits. The Group obtains licenses from such authorities and pays certain taxes to explore and produce from these deposits. These licenses expire up to 2038, with the most significant licenses expiring between 2024 and 2033, and management believes that they may be extended at the initiative of the Group without substantial cost, based on previous experience. Management intends to extend such licenses for deposits expected to remain productive subsequent to their license expiry dates.
Mineral licenses acquired separately are measured on initial recognition at cost. The cost of mineral licenses acquired in a business combination is their fair value at the date of acquisition. Mineral licenses are amortised under a unit of production basis over proved and probable reserves of the relevant area.
In order to calculate proved and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proved and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available.
The Group established a policy according to which internal mining engineers review proved and probable reserves annually. This policy does not change the Group’s approach to the measurement of proved and probable reserves as of their acquisition dates as part of business combinations that involve independent mining engineers. The Group’s proved and probable reserve estimates as of the reporting date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.
The carrying values of the mineral licenses were reduced proportionate to the depletion of the respective mineral reserves at each deposit related to mining and production of reserves adjusted for the reserves re-measurement
and purchase accounting effects. Reduction in carrying values of the mineral licenses is included in the amortisation charge proportional to the depletion for the period within the cost of sales in the consolidated statement of profit (loss) and other comprehensive income. No residual value is assumed in the mineral license valuation.

(j)	Property, plant and equipment
Property, plant and equipment and construction in progress are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation provision, and, for qualifying assets (where relevant), borrowing costs and other costs incurred in connection with the borrowings. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset.
When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognised in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. Where a separately depreciated asset, or part of an asset, is replaced, the expenditure is capitalised. Where part of the asset was not separately considered as a component and therefore not depreciated separately, the replacement value adjusted for prices inflation is used to estimate the carrying amount of the replaced asset(s) which is immediately written off. All other repair and maintenance costs are recognised in the consolidated statement of profit (loss) and other comprehensive income as incurred.
The present value of the expected cost for the rehabilitation of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met.
Inventories planned to be used for construction and spare parts with useful lives over one year are recorded within property, plant and equipment.
Mining assets and processing plant and equipment
Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction.
Items of production mines are stated at cost, less accumulated depreciation and accumulated impairment losses, if any.
Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense subject to allocation to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of identified proved and probable reserves. Once the legal right to explore has been acquired, exploration and evaluation expenditure is charged to profit or loss as incurred, unless the Group concludes that a future economic benefit is more likely than not to be realized. The Group had no exploration and evaluation assets as of December 31, 2020.

As part of its surface mining operations, the Group incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred in the development phase of a mine, before the production phase commences, are capitalized as part of cost of constructing the mine. In general case, the capitalization of development stripping costs ceases when the mine is commissioned and ready for use as intended by management. Stripping costs undertaken during the production phase of mine are charged to profit and loss as cost of sales as incurred.
In some cases, the further development of a mine may require stripping operations, equivalent by scale to those that were incurred in the development phase of a mine. In such cases, production stripping costs are capitalized similarly to the capitalization of costs during the development phase of a mine.
Stripping costs incurred in the production phase are capitalized, if all of the following criteria according to IFRIC 20
Stripping Costs in the Production Phase of a Surface Mine
are satisfied:

(a)	It is probable that the future economic benefit associated with the stripping activity will flow to the entity;

(b)	The entity can identify the component of the ore body for which access has been improved;

(c)	The costs relating to the stripping activity associated with that component can be measured reliably.

When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production
method at the ratio of tonnes of mineral mined or processed to the estimated proved and probable mineral reserves that are expected to be mined during the estimated lives of the mines. Capitalized production stripping costs are also depleted using the unit-of-production
method on a basis consistent with the mine production and reserves to which they relate.
The unit-of-production
method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.
A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated
to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.
Other property, plant and equipment
Capitalized production costs for internally developed assets include material, direct labor costs, and allocated material and manufacturing direct overhead costs. When construction activities are performed over an extended period, borrowing costs incurred in connection with the borrowing of funds are capitalized.
Construction-in-progress
and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.
Property, plant and equipment other than mining assets and processing plant and equipment is depreciated using the straight-line method, apart from railway of the Elga coal deposit which is depreciated using the units of production method as discussed in (u) Significant accounting judgements, estimates and assumptions. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the consolidated statement of financial position and any gain or loss is included in the consolidated statement of profit (loss) and other comprehensive income.
The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

(k)	Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets. The Group recognises lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.
Right-of-use
assets
The Group recognises
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets as follows:

Category of asset	Years
Buildings and constructions	2-120
Operating machinery and equipment	3-20
Transportation vehicles	2-22
The
right-of-use
assets related to land are depreciated using the straight-line method based on the period of land use (from 2 to 70 years).
The
right-of-use
assets are also subject to impairment. Refer to the accounting policies in Note 3 (q).
Lease liabilities
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term leases and leases of
low-value
assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment, office and storage facilities (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). The Group also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value
assets are recognised as expense on a straight-line basis over the lease term.

Sale and leaseback transactions
The Group sells and leases back operating machinery and transportation vehicles. The Group keeps the transferred assets subject to the sale and leaseback transaction on the balance sheet and accounts for amounts received as a financial liability due to intention to exercise repurchase option for the underlying assets set by contracts.

(l)	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale (a qualifying asset) are capitalised as part of the cost of the respective asset. Borrowing costs consist of interest including exchange differences arising from foreign currency borrowings and other costs that an entity incurs in connection with the borrowing of funds.
Where funds are borrowed specifically to finance a project, the amount capitalised represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalised is calculated using a weighted average of rates applicable to relevant general borrowings of the Group during the period.
According to IAS 23
Borrowing Costs
(“IAS 23”), borrowing costs may include exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs. Foreign exchange differences on borrowings directly attributable to the acquisition, construction or production of a qualifying asset are considered by the Group to be eligible for capitalization in the amount of difference between actual amount of interest costs and potential amount of interest costs calculated using a weighted average of rates applicable to ruble-nominated borrowings of the Group during the period. All other borrowing costs are recognised in the consolidated statement of profit (loss) and other comprehensive income in the period in which they are incurred.

(m)	Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and accumulated impairment losses.
Intangible assets with determinable useful lives are amortised using the straight-line method over their estimated period of benefit, ranging from two to twenty five years, and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

(n)	Financial instruments — initial recognition and subsequent measurement
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 (Note 3 (e)).
In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortised cost;

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments);

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments);

•	Financial assets at fair value through profit or loss.
Financial assets at amortised cost
This category of financial assets is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.
Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.
This category generally applies to trade and other receivables excluding trade receivables on provisionally priced contracts.
Financial assets at fair value through OCI (debt instruments)
The Group measures financial assets at fair value through OCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
For financial assets at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the consolidated statement of profit (loss) and other comprehensive income and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition of financial assets represented by debt instruments at fair value through OCI the cumulative fair value change recognised in OCI is recycled to profit or loss in opposite to equity instruments at fair value through OCI with the cumulative fair value change remained in OCI.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32
Financial Instruments: Presentation
and are not held for trading. The classification is determined on an instrument-by-instrument
basis. Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognised as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.
The Group elected to classify irrevocably its
non-listed
equity investments under this category.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Trade receivables on provisionally priced contracts are measured at fair value through profit or loss. Trade receivables on provisionally priced contracts are remeasured at each reporting date based on the market price for the relevant period. These trade receivables are initially measured at the amount which the Group expects to be entitled to, being the estimate of the price expected to be received at the end of the quotational period. The quotational periods can range between one and three months post shipment and final payment is due within 30 days from the end of the quotational period. Adjustments to the final price on provisionally priced contracts are recorded within revenue.
Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognised in the consolidated statement of profit or loss.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired; or

•
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Allowance for expected credit losses of financial assets
Further disclosures relating to impairment of financial assets are also provided in the following notes:

•	Financial assets — Note 10.

•	Trade and other receivables — Note 12.
Allowance for expected credit losses is recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, expected credit losses are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
expected credit losses). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime expected credit losses).
For purposes of measuring probability of default, the Group defines default as a situation when the exposure meets one or more of the following criteria:

•	The customer is more than 90 days past due on its contractual payments;

•	International rating agencies have classified the customer in the default rating class;

•	The customer meets the unlikeliness-to-pay criteria listed below:

•	The customer is insolvent;

•	The customer is in breach of financial covenants; and

•	It is becoming likely that the customer will enter bankruptcy.
For trade receivables and contract assets, the Group applies a simplified approach in calculating expected credit losses. Therefore, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime expected credit losses at each reporting date.
To estimate the allowance for expected credit losses for trade and other receivables the Group applied
2-dimension
model. For individual significant balances with specific characteristics the individual allowance rates were applied based on the historical experience of relationships with those counterparties, individual analysis of their current financial position and forward-looking factors specific to the debtors and the economic environment. For all other balances which are similar by the nature the standard simplified approach was applied with the use of a provision matrix based on the Group’s historical credit loss experience adjusted for forward-looking information. The provision rates are based on days past due for groupings of various homogeneous counterparties. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analysed.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 10.3. The Group does not hold collateral as security.
Allowance for expected credit losses on cash and cash equivalents is calculated based on the
12-month
expected loss basis and reflects the short maturities of the exposures.

(ii)	Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives.
All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, financial guarantee contracts and derivative financial instruments.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. Gains or losses on liabilities held for trading are recognised in the consolidated statement of profit (loss) and other comprehensive income.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.
Loans and borrowings
This is the category most relevant to the Group. After initial recognition, loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process. Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the consolidated statement of profit (loss) and other comprehensive income. This category generally applies to loans and borrowings (Note 10).
Put options written on
non-controlling
interests
The Group initially measures a financial liability at the present value of the redemption amount in the parent’s consolidated financial statements for written puts on non-controlling
interests, therefore, when the Group grants
non-controlling
interests a put option to sell part or all of their interests in a subsidiary during a certain period, on the date of grant, the non-controlling
interests are classified as a financial liability. The Group remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option. The respective finance cost is recognised in the consolidated statement of profit (loss) and other comprehensive income within finance costs.
Derecognition
A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in the consolidated statement of profit (loss) and other comprehensive income.

(iii)	Interest income
For all financial instruments measured at amortised cost interest income is recorded using the EIR. The EIR is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income is included in finance income in the consolidated statement of profit (loss) and other comprehensive income.
(o) Derivative financial instruments
The Group uses derivative financial instruments, such as cross currency swap and cross currency option. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
For the years ended December 31, 2020, 2019 and 2018, the Group did not have any derivatives designated as hedging instruments.

(p)	Inventories
Inventories are measured at the lower of cost or net realisable value. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and selling expenses.
The cost of inventories is determined under the weighted average cost method, and includes all costs in bringing the inventories to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.
Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.
Coal and iron ore inventories costs include direct labor, supplies, depreciation of equipment and mining assets, and amortisation of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

(q)	Impairment of non-current assets
Further disclosures relating to impairment of
non-current
assets are also provided in the following notes:

•	Intangible assets — Note 16

•	Property, plant and equipment — Note 15.

•	Impairment of goodwill and other non-current assets — Note 17.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. The Group’s CGUs represent single entities or group of entities with one component of business in each case.
In assessing value in use, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, production and sales volumes and operating costs, as well as capital expenditures and working capital requirements during the forecasted period. The estimated future cash flows expected to be generated by the asset, when the quoted market prices are not available, are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Discount rates used in the impairment test for goodwill and non-current
assets are estimated in nominal terms on the weighted average cost of capital basis. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. In determining fair value less costs to sell, the Group uses recent market transactions data and best information available to reflect the amount that it could obtain from the disposal of the asset in an arm’s length transaction (e.g., offers obtained from potential buyers).
The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.
For CGUs involved in mining activity future cash flows include estimates of recoverable minerals that will be obtained from proved and probable reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers.
Impairment losses of continuing operations are recognised in the consolidated statement of profit (loss) and other comprehensive income.
For impaired assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. Previously impaired assets (excluding goodwill) are reviewed for possible reversal of previous impairment at each reporting date. Impairment reversal cannot exceed the carrying amount that would have been determined (net of depreciation), had no impairment loss been recognised for the asset or cash generating units (CGUs). Such reversal is recognised in the consolidated statement of profit (loss) and other comprehensive income.
Goodwill is tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognised. Impairment losses relating to goodwill cannot be reversed in future periods.

(r)	Cash and cash equivalents
Cash and cash equivalents in the consolidated statement of financial position comprise cash at banks and on hand and short-term deposits with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.
For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management.

(s)	Provisions
General
Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, including legal or tax proceedings’ obligations, and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the consolidated statement of profit (loss) and other comprehensive income, net of any reimbursement.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognised as a finance cost.
Rehabilitation provision
The Group has numerous site rehabilitation obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid in a foreseeable future, and will be funded from the general Group’s resources when respective works will be performed. The Group’s rehabilitation provisions primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines.
Mine rehabilitation costs will be incurred by the Group either while operating, or at the end of the operating life of the Group’s facilities and mine properties. The Group assesses its mine rehabilitation provision at each reporting date. The Group recognises a rehabilitation provision where it has a legal and constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount of obligation can be made. The nature of these restoration activities includes: dismantling and removing structures; rehabilitating mines and tailings dams; dismantling operating facilities; closing plant and waste sites; and restoring, reclaiming and revegetating affected areas.
The obligation generally arises when the asset is installed or the ground/environment is disturbed at the mining operation’s location. When the liability is initially recognised, the present value of the estimated costs is capitalised by increasing the carrying amount of the related mining assets to the extent that it was incurred as a result of the development/construction of the mine.
Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognising an adjustment to the rehabilitation provision and a corresponding adjustment to the asset to which it relates, if the initial estimate was originally recognised as part of an asset measured in accordance with IAS 16
Property, Plant and Equipment
(“IAS 16”).

Any reduction in the rehabilitation provision and, therefore, any deduction from the asset to which it relates, may not exceed the carrying amount of that asset. If it does, any excess over the carrying value is taken immediately to the consolidated statement of profit (loss) and other comprehensive income.
Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognised in the consolidated statement of profit (loss) and other comprehensive income as part of finance costs.
For closed sites, changes to estimated rehabilitation costs are recognised immediately in the consolidated statement of profit (loss) and other comprehensive income.
Environmental expenditures and liabilities
Environmental expenditures that relate to current or future revenues are expensed or capitalised as appropriate. Expenditures that relate to an existing condition caused by past operations and do not contribute to current or future earnings are expensed. Liabilities for environmental costs are recognised when a clean-up
is probable and the associated costs can be reliably estimated. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites. The amount recognised is the best estimate of the expenditure required. Where the liability will not be settled for a number of years, the amount recognised is the present value of the estimated future expenditure.

(t)	Pensions and other post-employment benefits
Defined benefit pension and other post-retirement plans
The Group has a number of defined benefit pension plans and other long-term benefits that cover the majority of production employees.
Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans and other long-term benefits using the projected unit credit method. Under this method, the cost of providing pensions is charged to the consolidated statement of profit (loss) and other comprehensive income, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.
The Group’s obligation in respect of defined retirement benefit plans and other long-term benefits is calculated separately for each defined benefit plan and other long-term benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the yearend on highly rated long-term bonds.
For defined benefit pension plans, actuarial gains and losses arising from changes in actuarial assumptions are recognised directly in other comprehensive income. For other long-term benefits, actuarial gains and losses arising from changes in actuarial assumptions are recognised in profit or loss.
For unfunded plans, the Group recognises a pension liability, which is equal to the projected benefit obligation. For funded plans, the Group offsets the fair value of the plan assets with the projected benefit obligations and recognises the net amount of pension liability. The market value of plan assets is measured at each reporting date.
State pension fund
The Group’s Russian companies are legally obligated to make defined contributions to the Russian Pension Fund at the rate of 10% from employee’s annual income over RUB 1.3 million and at the rate of 22% from employee’s annual income not exceeding RUB 1.3 million (a defined contribution plan financed on a pay-as-you-go
basis). The Group’s contributions to the Russian Pension Fund relating to defined contribution plans are charged to income in the year, to which they relate and are recognised within social security costs (Note 24.2).

(u)	Treasury shares
Reacquired own equity instruments (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in the additional paid-in
capital.

(v)	Significant accounting estimates, assumptions and judgments
The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the amounts of revenues and expenses recognised during the reporting period. Estimates and assumptions are continually evaluated and are based on the Group’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The
COVID-19
pandemic has widespread global impacts on economies, markets and businesses, giving rise to significant volatility and considerable uncertainty. As the extent and duration of the impacts from
COVID-19
remain unclear, the Group’s estimates and assumptions used in preparing the consolidated financial statements reflect the potential implications of
COVID-19
on the Group’s operations and financial condition under various possible scenarios. Actual results could differ from those estimates. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below or in the related accounting policy note. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Group.
In particular, the Group has identified a number of areas where significant estimates and assumptions are required. Further information on each of these areas and how they impact the various accounting policies are described with the associated accounting policy note within the related qualitative and quantitative note as described below.

Critical accounting estimates
Deferred tax assets
Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management judgment is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits and the existence of taxable temporary differences (Note 19). Various factors are considered to assess the probability of the future utilization of deferred tax assets for individual subsidiaries and for the consolidated group of taxpayers, including past operating results, operational plans for not longer than five years as this term is considered reliable and accurate for forecast, same assumptions for operational plans as used for determination of the expected future cash flows from the cash generating units and which have been reassessed and adjusted when necessary due to the impacts arising from the recent
COVID-19
pandemic, financial plans based on historical data and expectation built on the debt portfolio, terms of the expiration of tax losses carried forward depending on respective tax legislation, and tax planning strategies based on changes in tax regulation for tax losses offsetting for 2018-2021. The key assumptions used in the future projections of taxable profits include sales volumes, selling prices (coal, steel products) and operating costs. If actual results differ from these estimates or if these estimates must be adjusted in future periods, the Group’s financial position, results of operations and cash flows may be affected. In the event that the assessment of future utilization of deferred tax assets must be changed, this effect is recognised in the consolidated statement of profit (loss) and other comprehensive income.
The carrying amount of deferred tax assets is reviewed at each reporting date and is adjusted to reflect the likelihood that the estimated taxable profit and taxable temporary differences will be sufficient to recover the asset in whole or in part.
Impairment of property, plant and equipment and other
non-current
assets
The Group assesses at each reporting date whether there is any indication that an asset may be impaired. If any such indication exists, the Group makes an estimate of the asset’s recoverable amount. Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length for similar assets or observable market prices less incremental costs for disposing of the asset. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessment of the time value of money and the risks specific to the assets.
Impairment is based on a large number of factors, such as changes in current competitive conditions, expectations of growth in the industry, changes in cost of capital, changes in the future availability of financing, technological obsolescence, and other changes in circumstances that indicate that impairment exists. The determination of the recoverable amount of a cash-generating
unit involves the use of estimates by management. The key assumptions used in the future cash flow projections include sales volumes, selling prices (coal, steel products) and operating costs. Methods used to determine the value in use include discounted cash flow-based methods, which require the Group to make an estimate of the expected future cash flows from the cash-generating
unit and also to choose a suitable discount rate and growth rate in order to calculate the present value of those cash flows. These estimates, including the methodologies used, may have a material impact on the value in use and, ultimately, the amount of any impairment (Note 17).
Increased economic uncertainty due to the recent developments of the
COVID-19
pandemic has become a trigger event that the Group’s assets may be impaired. The Group has conducted the impairment testing of property, plant and equipment and other non-current
assets (Note 17). Significant assumptions that include estimates regarding the discount rates, growth rates, expected changes in selling prices, sales volumes and operating costs, have been reassessed and adjusted when necessary due to the impacts arising from the recent
COVID-19
pandemic.
Impairment of goodwill
The Group determines whether goodwill is impaired at least on an annual basis and when circumstances indicate that the carrying value may be impaired. This requires an estimation of the value in use of the cash generating units to which the goodwill is allocated. Estimating the value in use requires the Group to make an estimate of the expected future cash flows from the cash-generating unit including assumptions related to sales and extraction volumes, selling prices and also to choose a suitable discount rate in order to calculate the present value of those cash flows. These assumptions have been reassessed and adjusted when necessary due to the impacts arising from the recent
COVID-19
pandemic. More details of the assumptions used in estimating the value in use of the cash-generating units to which goodwill is allocated are provided in Note 17.
Other accounting estimates and assumptions
Uncertain income tax positions
The Group determines whether to consider each uncertain income tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty. The Group applies significant judgement in identifying uncertainties over income tax treatments, and where uncertainty exists, the Group records tax liabilities based on its best estimate of the probable outflow of resources embodying economic benefits, which are required to settle these liabilities.
Useful lives of items of property, plant and equipment
The Group assesses the remaining useful lives of items of property, plant and equipment at least at each financial year end and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate in accordance with IAS 8. These estimates may have a material impact on the amount of the carrying values of property, plant and equipment and on depreciation expense for the period.
Mineral reserves
Mineral reserves and the associated mine plans are a material factor in the Group’s computation of amortisation charge proportional to the depletion. Estimation of reserves involves some degree of uncertainty. The uncertainty depends mainly on the amount of reliable geological and engineering data available at the time of the estimate and the interpretation of this data, which also requires use of subjective judgment and development of assumptions. Mine plans can be updated which can have a material impact on the amortisation charge proportional to the depletion for the period. More details are provided in Note 3(i).
Provisions
The outcomes of various legal proceedings, disputes and claims to the Group are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded or to be recorded for a matter that has not been previously recorded because it was not considered probable (Note 22).
Pensions and other post-employment benefits
The cost of defined benefit pension plans and other post-employment benefits and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long-term nature, a defined benefit obligation and other long-term benefit plans are highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. The discount rate is the most sensitive to a change assumption. In determining the appropriate discount rate, management considers the yield curve of the Russian government bonds together with the expected term of the defined benefit obligation. The mortality rate is based on publicly available mortality tables for the specific countries. Those mortality tables tend to change only at intervals in response to demographic changes. Future salary increases and pension increases are based on expected future inflation rates for the respective countries. More details are provided in Note 21.
Rehabilitation provisions
The Group reviews rehabilitation provisions at each reporting date and adjusts them to reflect the current best estimate. Rehabilitation provisions are recognised in the period in which they arise and are stated at the best estimate of the present value of estimated future costs. These estimates require extensive judgment about the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws and regulations and remediation practices. The Group applies a suitable discount rate in order to calculate the present value of the estimated future costs, depending on their timing. The terms of rehabilitation works are linked to the termination of extraction phase, use of assets or regulatory requirements and vary significantly for different assets. These estimates, including the methodologies used, may have a material impact on the amount of rehabilitation provision. Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognising an adjustment to the rehabilitation provision and a corresponding adjustment to the asset to which it relates, if the initial estimate was originally recognised as part of an asset measured in accordance with IAS 16 (Note 15).
Impairment of financial assets
The Group makes allowances for expected credit losses resulting from the expected inability of customers to make required payments. When evaluating the adequacy of an allowance for expected credit losses management bases its estimates on the current overall economic conditions, the ageing of accounts receivable balances, historical write-off
experience, debtor creditworthiness and changes in payment terms. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future (Note 12).
The
COVID-19
outbreak led to a significant increase in the credit risks therefore the Group has reevaluated estimates and assumptions related to the adequacy of an allowance for expected credit losses (ECL) for accounts receivable and other financial assets and adjusted forecast of macroeconomic indicators in the ECL estimation models.
Determining net realisable value of inventories
The Group makes write-downs for obsolete and slow-moving raw materials and spare parts. In addition, finished goods of the Group are carried at net realisable value (Note 11). Estimates of net realisable value of finished goods are based on the most reliable evidence available at the time the estimates are made. These estimates take into consideration fluctuations of price or cost directly relating to events occurring subsequent to the end of the reporting period to the extent that such events confirm conditions existing at the end of the period.

Provision for legal claims
The Group is subject to various other lawsuits, claims and proceedings related to matters incidental to the Group’s business, licenses, tax positions. Accruals for probable cash outflows have been made based on an assessment of a combination of litigation and settlement strategies. It is possible that results of operations in any future period could be materially affected by changes in assumptions or by the actual effectiveness of such strategies.
Interest rate implicit in the lease
The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).
Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognised in the consolidated financial statements.
Railway depreciation method
In 2015, the Group commenced to depreciate the railway of the Elga coal deposit using units of production method. In applying the units of production method, depreciation is normally calculated based on produced and delivered tonnes in the period as a percentage of total expected tonnes to be produced and delivered in current and future periods over the Elga coal deposit life cycle. The Group’s analysis has shown that the consumption of the economic benefits of the asset is linked to production and delivery of coal. The Group assesses the total or ultimate railway capacity in tonnes at least at each financial year end and, if expectations differ from previous estimates, the changes will be accounted for as a change in an accounting estimate in accordance with IAS 8
Accounting Policies, Changes in Accounting Estimates and Errors
(“IAS 8”).
Principal vs agent arrangements
Revenue is recognised when a customer obtains control over the goods or services. Determining the timing of the transfer of control — at a point in time or over time — requires judgement. The Group is engaged into contracts which include transportation and freight services. Under certain agreements, the Group is responsible for providing shipping services after the date at which control over the goods passes to the customer at the loading port or place. Freight and transportation services are required to be accounted for as separate performance obligations with revenue recognised over time as the service is rendered. The Group has concluded that it acts as a principal when it is primarily responsible for fulfilling the promise to provide transportation services and as an agent when it is not primarily responsible for fulfilling the promise to provide transportation services. As a result, for operations when the Group acts as a principal the amounts of transportation costs and freight services, which are included in the transaction price and incurred by the Group in fulfilling its performance obligations shall be recorded as revenue and recognised over time as the obligation is fulfilled. For agent services related to transportation of goods sold, when cost of transportation is included into the goods price, the revenue and selling expenses are recognised on a net basis.
Leases
The likelihood of extension and termination options being exercised, the separation and estimation of non-lease
components of payments, the identification and valuation of
in-substance
fixed payments, the determination of the incremental borrowing rate relevant in calculating lease liabilities are assessed for recognition of right-of-use
assets and lease liabilities.
The Group determines the lease term as the
non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The renewable lease contracts that specify an initial period, and renew indefinitely at the end of the initial period unless terminated by either of the parties to the contract are considered enforceable beyond the date on which the contract can be terminated taking into account the broader economics of the contract, and not only contractual termination payments. Lease terms are determined based on the contract terms, production need to lease the specialised asset and terms of rehabilitation obligations.

Taxation
The Group is subject to taxation to the largest extent in Russia, and secondarily in other jurisdictions. The Russian tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Russian tax authorities take assertive position in its interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. Fiscal periods remain open to review by the authorities in respect of the taxes for three calendar years preceding the year of review. Under certain circumstances reviews may cover longer periods. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review during the three-year period.
In the event that a taxpayer submits a revised tax declaration for a period of more than three years in which the stated amount of tax is less than the amount previously declared, tax audit of a taxpayer may be performed, but only with the respect to the changes in the tax declaration.
In other tax jurisdictions where the Group conducts operations or holds shares, taxes are generally charged on their worldwide income. In the most jurisdictions agreements to avoid double taxation were signed with other jurisdictions; however, the risk of additional taxation exists, especially in respect of certain domiciles where some of the Group entities are located.
The Russian transfer pricing legislation, which came into force on January 1, 2012, allows the Russian tax authority to apply transfer pricing adjustments and impose additional profits tax liabilities in respect of all “controlled” transactions if the transaction price differs from the market level of prices. The list of “controlled” transactions includes transactions performed with related parties, including transactions performed with independent dealers, and certain types of cross-border transactions. For domestic transactions the transfer pricing rules apply only if taxpayers satisfy certain criteria and the amount of all transaction with related party exceeds RUB 1,000 million since 2019.
In order to support the level of prices applied for the “controlled” transactions the Group should provide evidence that prices of “controlled” transactions are based on market prices and to prepare the reports for submission to the Russian tax authorities. Otherwise, the Russian tax authorities have the right to challenge the prices determined by the Group for such transactions and to charge additional taxes, penalties and fines. In cases where the domestic transaction resulted in an accrual of additional tax liabilities for one party, another party could correspondingly adjust its profit tax liabilities according to the special notification issued by the authorised body in due course. Special transfer pricing rules apply to transactions with securities and derivatives.
The Group believes that it uses the market prices in “controlled” transactions and does not expect any claims of tax authorities related to the prices used in such transactions. However, due to the uncertainty and limited practice of the Russian legislation in the area of transfer pricing relevant tax claims may be raised and the respective effect is currently impossible to estimate.
In addition, in 2014, the legislation of the Russian Federation has been significantly revised in order to prevent the misuse of low-tax
jurisdictions for tax avoidance in the Russian Federation. Changes in the legislation set out the rules for the taxation of income of a foreign organization recognised as a controlled foreign corporation. The foreign organization is recognised as a controlled foreign corporation, if it is not a tax resident of the Russian Federation and the share of the controlling Russian entities or individuals in the organization is more than 25% (in some cases, more than 10%). Starting from the calculation of the profits of controlled foreign corporation for 2017 and beyond, the amount of non-taxable
income of 10 million Russian rubles is established. The Russian tax law also provides for certain conditions under which the income of controlled corporations qualifies as tax exempt. The taxable income of the controlling party is increased by the profits of the controlled foreign corporation earned in the financial year ended prior to the reporting year.
Environmental contingencies
In the course of the Group’s operations, the Group may be subject to environmental claims and legal proceedings. The quantification of environmental exposures requires an assessment of many factors, including changing laws and regulations, improvements in environmental technologies, the quality of information available related to specific sites, the assessment stage of each site investigation, preliminary findings and the length of time involved in remediation or settlement. Management does not believe that any pending environmental claims or proceedings will have a material adverse effect on the Group’s financial position and results of operations.
For other judgments, estimates and assumptions and details refer to:

•	Mineral licenses (Note 3(i));

•	Property, plant and equipment (Note 3(j));

•	Deferred tax assets (Note 3(f));

•	Non-current assets held for sale and discontinued operations (Note 3(h));

•	Inventories (Note 3(p));

•	Impairment of non-current assets (Note 3(q));

•	Pensions and other post-employment benefits (Note 3(t));

•	Provisions (Note 3(s));

•	Fair value measurement (Note 3(d)).

(w)	Reclassifications and rounding
Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated statement of financial position, consolidated statement of profit (loss) and other comprehensive income, consolidated statement of cash flows and notes to the consolidated financial statements and have no impact on net income or equity.
Unless otherwise stated, comparative financial information for 2019 and 2018 reflect adjustments made in connection with the presentation of discontinued operation (sale of the Elga coal complex).
All amounts disclosed in these consolidated financial statements and notes have been rounded to the nearest millions of Russian rubles units unless otherwise stated.

(x)	New and amended standards and interpretations adopted by the Group
The Group applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
The following amended standards became effective from January 1, 2020, but did not have any material impact on the consolidated financial statements of the Group:

•	Amendments to IFRS 3 — Definition of a Business (issued on October 22, 2018 and effective for acquisitions from the beginning of annual reporting period that starts on or after January 1, 2020).

•	Amendments to IAS 1 and IAS 8 — Definition of Material (issued on October 31, 2018 and effective for annual reporting periods beginning on or after January 1, 2020).

•	Amendments to IFRS 9, IAS 39 and IFRS 7 — Interest Rate Benchmark Reform (issued on September 26, 2019 and effective for annual reporting periods beginning on or after January 1, 2020).
Standards issued but not effective
The standards and interpretations applicable to the Group that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are discussed below. The Group intends to adopt these standards and amendments, if applicable, when they become effective. The Group expects no material impact on its consolidated financial statements from the following amendments and improvements applicable to the Group but they may impact future periods should the Group enter into new relevant transactions (e.g., business combinations):

•	Amendments to IAS 1 — Classification of Liabilities as Current or Non-current (issued on January 23, 2020 and effective for annual reporting periods beginning on or after January 1, 2023).

•	Amendments to IAS 1 and IFRS Practice Statement 2 — Disclosure of Accounting policies (issued on February 12, 2021 and effective for annual reporting periods beginning on or after January 1, 2023).

•	Amendments to IAS 8 — Definition of Accounting Estimates (issued on February 12, 2021 and effective for annual reporting periods beginning on or after January 1, 2023).

•	Amendments to IAS 16 — Property, Plant and Equipment: Proceeds before Intended Use (issued on May 14, 2020 and effective for annual reporting periods beginning on or after January 1, 2022).

•	Amendments to IAS 37 — Onerous Contracts — Costs of Fulfilling a Contract (issued on May 14, 2020 and effective for annual reporting periods beginning on or after January 1, 2022).

•	Amendments to IFRS 3 — Reference to the Conceptual Framework (issued on May 14, 2020 and effective for annual reporting periods beginning on or after January 1, 2022).

•
Annual Improvements to IFRSs 2018-2020 – amendments to IFRS 9 — Fees in the ’10 per cent’ test for derecognition of financial liabilities (issued on May 14, 2020 and effective for annual reporting periods beginning on or after January 1, 2022).

•	Amendments to IFRS 16 — COVID-19 Related Rent Concessions (issued on May 28, 2020 and effective for annual reporting periods beginning on or after June 1, 2020).

•
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 —
Interest Rate Benchmark Reform
— Phase 2 (issued on August 27, 2020 and effective for annual reporting periods beginning on or after January 1, 2021).

Over the past few years, global financial regulators developed a reform aimed at replacement of benchmark interbank offered rates (“IBOR”), such as LIBOR and EURIBOR, with new official benchmark rates known as alternative risk- free rates. This reform caused changes to the financial reporting requirements under IFRS. The IASB tackled the changes in two phases: phase 1 amended specific hedge accounting requirements where uncertainty could arise in the run-up
to transition and phase 2 addressed potential financial reporting issues that may arise when IBORs are either reformed or replaced.
It was announced that LIBOR, one of the most widely used benchmarks, will be discontinued after December 2021, as banks will no longer be required to submit the quotes used to construct it.
The Group has a number of short-term and long-term borrowings with variable interest rates. Currently, the Group is assessing its floating rate debt maturing after 2021 and discussing with the banks the possible changes to the contract terms. The Group is in the process of evaluation of the effect of application of these amendments.